December 13, 2005

                               THE WESTPORT FUNDS


                                  WESTPORT FUND
                            WESTPORT SELECT CAP FUND

                         SUPPLEMENT TO THE STATEMENT OF
                    ADDITIONAL INFORMATION DATED MAY 1, 2005

                            NOTICE OF ADDRESS CHANGE

Effective November 28, 2005, the address of Integrated Fund Services, Inc., the Funds' Administrator, Accounting Services Agent and Transfer Agent, is 303 Broadway, Suite 1100, Cincinnati, Ohio 45202-4203. All references in the Statement of Additional Information to the prior address of 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202 should be replaced with the new address.